Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 9,866	¥ 5,167
Fair value	(41)	92
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	4,370	3,045
Fair value		38
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	5,496	2,122
Fair value	(41)	54
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	11,513	6,690
Fair value	¥ 113	¥ (95)